UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)

Government National Mortgage Association 76.6%
Government National Mortgage Association:
5.0%, with various maturities from 5/20/2019 until 5/15/2037 (a) (b)	453,319,170	445,171,705
5.5%, with various maturities from 7/20/2013 until 11/15/2037 (a) (b)	570,048,974	573,642,385
6.0%, with various maturities from 8/15/2008 until 9/15/2037 (a)	418,389,830	428,542,261
6.5%, with various maturities from 3/15/2008 until 10/15/2037	237,557,430	245,902,378
7.0%, with various maturities from 4/15/2008 until 9/15/2036	38,440,288	40,334,169
7.5%, with various maturities from 6/15/2008 until 1/15/2037	41,451,759	43,850,968
8.0%, with various maturities from 8/20/2012 until 9/20/2013	112,388	117,834
9.0%, with various maturities from 2/15/2020 until 7/15/2030	1,302,663	1,464,550
10.5%, with various maturities from 10/20/2016 until 1/20/2021	452,791	527,855
11.5%, with various maturities from 4/15/2013 until 2/15/2016	107,534	123,945

12.0%, with various maturities from 12/15/2012 until 7/15/2015	381,413	446,691
12.5%, with various maturities from 5/15/2010 until 8/15/2015	229,706	267,057
13.0%, 5/15/2015	5,789	6,879
13.5%, with various maturities from 11/15/2012 until 9/15/2014	56,044	66,851
14.0%, 7/15/2011	23,070	25,620
14.5%, 10/15/2014	30,283	35,817
16.0%, 2/15/2012	17,895	20,930

Total Government National Mortgage Association (Cost $1,780,285,576)		1,780,547,895
Collateralized Mortgage Obligations 14.6%
Federal Home Loan Mortgage Corp.:
“PO”, Series 3147, Principal Only, Zero Coupon, 4/15/2036	12,479,723	10,013,449
“MO”, Series 3171, Principal Only, Zero Coupon, 6/15/2036	9,695,390	7,200,915
“GZ”, Series 2906, 5.0%, 9/15/2034	13,017,781	11,648,982
Government National Mortgage Association:
“PO”, Series 2002-69, Principal Only, Zero Coupon, 2/20/2032	11,565,109	9,843,056
“CO”, Series 2002-76, Principal Only, Zero Coupon, 3/22/2032	2,568,239	1,558,673
“1”, Series 1, Principal Only, Zero Coupon, 7/20/2034	2,716,239	2,101,266
“JO”, Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	8,989,403	6,719,538
“PO”, Series 2006-25, Principal Only, Zero Coupon, 5/20/2036	3,616,672	2,713,697
“AO”, Series 2006-58, Principal Only, Zero Coupon, 10/16/2036	6,340,400	4,947,065
“PO”, Series 2007-58, Principal Only, Zero Coupon, 10/20/2037	8,522,243	6,622,012
“SU”, Series 2004-30, Interest Only, 2.251% ***, 2/20/2032	27,807,297	1,454,450
“PZ”, Series 2004-74, 4.0%, 9/20/2034	3,415,747	2,834,074
“ZC”, Series 2003-86, 4.5%, 10/20/2033	2,110,163	1,862,518
“AD”, Series 2005-41, 4.5%, 5/20/2035	7,868,736	7,517,973
“A”, Series 2005-80, 5.0%, 10/20/2031	12,511,301	12,503,478
“GD”, Series 2004-26, 5.0%, 11/16/2032	21,000,000	20,468,280
“LG”, Series 2003- 70, 5.0%, 8/20/2033	5,000,000	4,706,359
“KE”, Series 2004-19, 5.0%, 3/16/2034	5,000,000	4,587,573
“PH”, Series 2004-80, 5.0%, 7/20/2034	11,000,000	10,365,419
“LE”, Series 2004-87, 5.0%, 10/20/2034	7,000,000	6,492,895
“ZB”, Series 2005-15, 5.0%, 2/16/2035	11,518,535	10,449,987
“GZ”, Series 2005-44, 5.0%, 7/20/2035	3,384,461	3,004,901
“CK”, Series 2007-31, 5.0%, 5/16/2037	9,000,000	8,672,109
“FP”, Series 2005-61, 5.247% *, 8/16/2035	32,307,463	31,572,377
“FM”, Series 2004-80, 5.248% *, 7/20/2034	30,000,000	29,693,178
“PZ” Series 2003-25, 5.5%, 4/20/2033	6,459,282	6,235,493
“TZ”, Series 2003-85, 5.5%, 10/20/2033	6,284,467	6,069,028
“PC”, Series 2007-2, 5.5%, 6/20/2035	11,510,346	11,500,173
“Z”, Series 2005-96, 5.5%, 12/16/2035	7,280,600	6,959,709
“PD”, Series 2005-91, 5.5%, 12/20/2035	5,000,000	4,864,047
“ZA”, Series 2007-30, 5.5%, 5/16/2037	5,181,225	4,910,883
“Z”, Series 2007-36, 5.5%, 6/20/2037	1,235,345	1,200,432
“IJ”, Series 2007-53, Interest Only, 5.75%, 6/20/2035	1,323,495	192,730
“FP”, Series 2003-67, 5.848% *, 8/20/2033	14,971,875	15,747,306
“ZB”, Series 2005-65, 6.0%, 9/20/2032	23,461,865	23,911,589
“PH” Series 2002- 84, 6.0%, 11/16/2032	9,000,000	9,063,775
“PB”, Series 2005-92, 6.0%, 12/20/2035	8,000,000	8,068,576
“K”, Series 2001-35, 6.45%, 10/26/2023	7,451,225	7,754,694
“VB”, Series 2002-49, 6.5%, 8/20/2017	2,350,996	2,350,505
“IO”, Series 2006-61, Interest Only, 6.5% , 11/20/2036	16,813,007	2,934,361
“ST”, Series 2004-71, 7.0% , 9/20/2034	6,592,999	6,949,954

Total Collateralized Mortgage Obligations (Cost $332,417,797)		338,267,479

	US Government Agency Sponsored Pass-Throughs 5.9%
Federal Home Loan Mortgage Corp.:
	5.484% *, 2/1/2037	23,104,113	23,357,473
	5.73% *, 4/1/2037	18,672,669	18,898,869
	5.742% *, 12/1/2036	11,095,420	11,239,516
	5.858% *, 12/1/2036	9,149,103	9,278,307
	5.849% *, 1/1/2037	21,571,622	21,888,962
Federal National Mortgage Association:
	5.84% *, 9/1/2036	10,252,632	10,463,959
	5.847% *, 1/1/2037	21,286,308	21,660,543
	5.95% *, 12/1/2036	20,314,855	20,732,792

Total US Government Agency Sponsored Pass-Throughs (Cost $136,362,210)			137,520,421
	US Treasury Obligations 3.0%
US Treasury Bill, 3.7% **, 1/17/2008 (c)		2,248,000	2,245,529
US Treasury Inflation Indexed Note, 2.0%, 4/15/2012 (a)		48,904,575	50,684,995
US Treasury Note, 3.375%, 11/30/2012 (a)		17,500,000	17,441,218

Total US Treasury Obligations (Cost $70,264,492)			70,371,742
		Shares	Value ($)

	Securities Lending Collateral 21.3%
Daily Assets Fund Institutional, 5.03% (d) (e) (Cost $495,786,091)		495,786,091	495,786,091
	Cash Equivalents 4.3%
Cash Management QP Trust, 4.67% (d) (Cost $100,479,016)		100,479,016	100,479,016
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,915,595,182)		125.7	2,922,972,644
Other Assets and Liabilities, Net		(25.7)	(597,760,381)

Net Assets		100.0	2,325,212,263

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2007.

**	Annualized yield at time of purchase; not a coupon rate.
***	These securities are shown at their current rate as of December 31, 2007.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2007 amounted to $489,432,460 which is 21.0% of net assets.
(b)	Mortgage dollar rolls included.
(c)	At December 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
At December 30, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	3/19/2008	1,319	148,324,990	149,562,234		(1,237,244)
30 Year US Treasury Bond	3/19/2008	287	33,686,284	33,399,625		286,659
Total net unrealized depreciation						(950,585)

At December 31, 2007, open written option contracts were as follows:
Written Options		Coupon Rate (%)	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
30-Year GNSF		5.5	60,000,000	1/15/2008	100.4	(161,719)
30-Year GNSF		5.5	60,000,000	1/15/2008	98.9	(70,313)
30-Year GNSF		5.0	30,000,000	1/15/2008	97.5	(195,703)
30-Year GNSF		6.0	30,000,000	1/15/2008	101	(281,250)
30-Year GNSF		5.0	30,000,000	2/15/2008	98.8	(158,203)
30-Year GNSF		5.0	30,000,000	1/15/2008	99.6	(22,266)
Total Call Options (Premiums received $1,253,906)						(889,454)
Put Options
30-Year GNSF		5.0	30,000,000	2/15/2008	96.8	(200,391)
30-Year GNSF		5.0	30,000,000	1/15/2008	95.5	(17,578)
30-Year GNSF		6.0	30,000,000	1/15/2008	100	(11,718)
30-Year GNSF		5.0	30,000,000	1/15/2008	99.6	(616,406)
Total Put Options (Premiums received $714,844)						(846,093)
Total Written Options (Premiums received $1,968,750)						(1,735,547)
GNSF: Government National Single Family

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008